Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2017
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Condensed unaudited Balance Sheet
Condensed unaudited Balance Sheet as of December 31, 2017 and 2016

	2017		2016
	RMB	US$	RMB

Cash and cash equivalents	125	19	226
Other current assets	279,546	42,965	298,188
Investments in subsidiaries	-	-	-

Total assets	279,671	42,984	298,414

Current liabilities	67,388	10,357	67,626
Total shareholders’ equity	212,283	32,627	230,788

Total liabilities and shareholders’ equity	279,671	42,984	298,414

Condensed Unaudited Statements of Operations
Condensed unaudited Statements of Operations (For the years ended December 31, 2017, 2016 and 2015)

	2017		2016	2015
	RMB	US$	RMB	RMB

Interest income (expenses)	(7)	(1)	(15)	(12)
General and administrative expenses	(2,399)	(369)	(2,662)	(2,367)
Other income	-	-	-	-
Loss before equity in undistributed earnings of subsidiaries	(2,406)	(370)	(2,677)	(2,379)
Equity in earnings of subsidiaries	(43,597)	(6,701)	(51,806)	(66,689)

Net income	(46,003)	(7,071)	(54,483)	(69,068)

Condensed Unaudited Statement of Cash Flows
Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2017, 2016 and 2015)

	2017		2016	2015
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(46,003)	(7,071)	(54,483)	(69,068)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	43,597	6,701	51,806	66,689
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	(66)	(10)	142	34

Net cash provided by operating activities	(2,472)	(380)	(2,535)	(2,345)

Cash flow from financing activities

Payments to related parties	4,762	732	2,750	2,249
Proceeds from related parties	(2,379)	(366)	(10)	(2)

Effect of exchange	(12)	(2)	10	2

Net cash provided by (used in) financing activities	2,371	364	2,750	2,249

Net increase (decrease) in cash	(101)	(16)	215	(95)
Cash:
At beginning of year	226	35	11	106
At end of year	125	19	226	11